Cover	Feb. 15, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40743
Entity Registrant Name	Verde Clean Fuels, Inc.
Entity Central Index Key	0001841425
Entity Tax Identification Number	85-1863331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 5050
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	469
Local Phone Number	398-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	CENAQ Energy Corp.
Class A Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VGAS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VGASW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4550 Post Oak Place Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027